UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F-NT

                            FORM 13F - NT Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ];       Amendment Number:______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Merrill Lynch, Pierce, Fenner and Smith, Inc.
Address:          250 Vesey Street
                  World Financial Center-North Tower
                  New York, New York 10281

13F File Number: 028-962

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrea L. Dulberg
Title:   Corporate Secretary
Phone:   (212) 670-0420
Signature, Place, and Date of Signing:


/s/ Andrea L. Dulberg
-----------------------
Andrea L. Dulberg
Signature

New York, New York
April 28, 2000

Report Type (Check only one.):

[ ]     13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]     13F COMBINATION REPORT.